Cover	12 Months Ended
Apr. 29, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Credo Technology Group Holding Ltd
Entity Central Index Key	0001807794